Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Overseas Core Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 16,156	$ 15,617	$ 13,505	$ 15,828	$ 14,394	$ 13,191	$ 10,513	$ 12,611	$ 9,889	$ 10,520	$ 10,000
Columbia Variable Portfolio – Overseas Core Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 15,745	15,263	13,235	15,553	14,172	13,023	10,406	12,509	9,836	10,494	10,000
Columbia Variable Portfolio – Overseas Core Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 15,955	15,439	13,371	15,694	14,283	13,113	10,463	12,561	9,862	10,503	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,598	$ 15,987	$ 13,521	$ 15,805	$ 14,205	$ 13,176	$ 10,798	$ 12,526	$ 10,018	$ 9,919	$ 10,000